Property and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment

	2021	2020
Computers, equipment and software	$2,968	$2,431
Customer equipment	1,122	913
Furniture and fixtures	1,570	1,130
Leasehold improvements	3,769	3,020
	9,429	7,494
Less accumulated amortization and depreciation	(6,818)	(5,205)
Property and equipment, net	$2,611	$2,289

Rubicon Technologies L L C [Member] | Rubicon [Member]
Property, Plant and Equipment

	March 31, 2022	December 31, 2021
Computers, equipment and software	$3,313	$2,968
Customer equipment	1,174	1,122
Furniture and fixtures	1,641	1,570
Leasehold improvements	3,768	3,769
	9,896	9,429
Less accumulated amortization and depreciation	(7,151)	(6,818)
Property and equipment, net	$2,745	$2,611